Current and Deferred Income Tax (Details 1)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Argentina [Member]
Disclosure of financial assets [line items]
Income tax rate	25.00%	30.00%	35.00%
Uruguay [Member]
Disclosure of financial assets [line items]
Income tax rate	0.00%